VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	2014	2013
Cost	1,715,510	1,360,605
Accumulated depreciation	338,377	270,989
Vessels and equipment, net	1,377,133	1,089,616

During 2014, the Company took delivery of two second-hand drybulk carriers at an aggregate cost of $61.8 million, nine second-hand container vessels at an aggregate cost of $127.9 million, and two newbuilding container vessels at an aggregate cost of $173.8 million. During 2013, the Company took delivery of one newbuilding drybulk carrier at an aggregate cost of $27.8 million and transferred two Suezmax tankers with a combined book value of $93.6 million from sales-type lease assets to operating lease assets.

An impairment charge of $11.8 million was recorded against the carrying value of five container vessels in the year ended December 31, 2014 (2013: $nil). The five vessels were disposed of in February 2015 (see Note 27: Subsequent Events).

Depreciation expense was $67.4 million for the year ended December 31, 2014 (2013: $58.4 million; 2012: $55.6 million).